Income taxes - Deferred tax asset and liability (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ (26,216)
Recognized in net income (loss)	25,813
Recognized in equity	(3,221)
Business combination	(101,484)
Ending Balance	(105,108)
Net operating losses carried forward for income tax purposes	8,143,000	$ 841,000
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(146,153)
Recognized in net income (loss)	5,678
Recognized in equity	(5,472)
Business combination	(116,831)
Ending Balance	(262,778)
Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in net income (loss)	3,142
Recognized in equity	111
Business combination	(46,140)
Ending Balance	(42,887)
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	74,760
Recognized in net income (loss)	1,980,029
Ending Balance	2,054,789
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(51,784)
Recognized in net income (loss)	110,630
Recognized in equity	882,102
Ending Balance	940,948
Research and development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	96,961
Recognized in net income (loss)	77,923
Ending Balance	174,884
Difference in timing of recognition
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in net income (loss)	93,141
Recognized in equity	2,089
Business combination	53,620
Ending Balance	148,850
Right-of-use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in net income (loss)	(316,684)
Recognized in equity	(16,017)
Business combination	(457,267)
Ending Balance	(789,968)
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in net income (loss)	332,489
Recognized in equity	16,068
Business combination	465,134
Ending Balance	813,691
Net capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in net income (loss)	57,224
Ending Balance	57,224
Valuation allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in net income (loss)	(2,317,759)
Recognized in equity	(882,102)
Ending Balance	$ (3,199,861)